STEINROE VARIABLE INVESTMENT TRUST
                  Stein Roe Money Market Fund, Variable Series
                Liberty Federal Securities Fund, Variable Series
                    Stein Roe Balanced Fund, Variable Series
                  Stein Roe Growth Stock Fund, Variable Series
              Stein Roe Small Company Growth Fund, Variable Series

                           Supplement to Prospectuses


On November 1, 2001, Fleet National Bank completed its acquisition of the asset management business of Liberty Financial Companies, Inc., including the Funds'investment advisor. Fleet National Bank is a direct, wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Under the rules for mutual funds, the transaction resulted in a change of control of the Funds' investment advisor and, therefore, an assignment of its investment advisory contracts with the Funds. At a meeting of shareholders held on September 26, 2001, shareholders of the Funds approved new investment advisory contracts. The new contracts are substantially identical in all respects to the contracts in effect prior to November 1, 2001 except for their effective and termination dates and other non-material changes.

                                                                November 2, 2001

                       STEINROE VARIABLE INVESTMENT TRUST
                  Stein Roe Money Market Fund, Variable Series
                Liberty Federal Securities Fund, Variable Series
                    Stein Roe Balanced Fund, Variable Series
                  Stein Roe Growth Stock Fund, Variable Series
              Stein Roe Small Company Growth Fund, Variable Series

                Supplement to Statement of Additional Information


On November 1, 2001, Fleet National Bank completed its acquisition of the asset management business of Liberty Financial Companies, Inc., including the investment advisor of the Funds. Fleet National Bank is a direct, wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Under the rules for mutual funds, the transaction resulted in a change of control of the Funds' investment advisor and, therefore, an assignment of its investment advisory contracts with the Funds. At a meeting of shareholders held on September 26, 2001, shareholders of the Funds approved new investment advisory contracts. The new contracts are substantially identical in all respects to the contracts in effect prior to November 1, 2001 except for their effective and termination dates and other non-material changes.

The investment advisor for each Fund is a wholly owned subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation. Each of FleetBoston Financial Corporation, Fleet National Bank and Fleet/Liberty Holdings, Inc. is located at 100 Federal Street, Boston, MA 02110.

As of November 1, 2001, Keith T. Banks, 45, whose business address is c/o Fleet Asset Management, 590 Madison Avenue, 36th Floor, Mail Stop NY EH 30636A, New York, NY 10022, replaces Stephen E. Gibson as President of the Trust. In addition to his position as President of the Trust and other Liberty Trusts, Mr. Banks is and has been Chief Investment Officer and Chief Executive Officer of Fleet Asset Management since 2000 and was formerly Managing Director and Head of U.S. Equity for J.P. Morgan Investment Management from 1996 to 2000.

As of November 1, 2001, Kevin M. Carome is no longer Executive Vice President of the Trust.


                                                                November 2, 2001